Trade Payables and Other - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Receivables from contracts with customers [abstract]
Revenue recognized related to contract liabilities	€ 25
Deferred revenue related to contract liabilities	€ 30